Significant related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Purchase of services [Abstract]
Support service fees paid/payable to a related corporations	$ 1,873	$ 1,715	$ 3,744	$ 3,446
Rental paid/payable to a related corporation	231	220	454	440
Rendering of services [Abstract]
Management fees received/receivable from related corporations	0	159	0	344
Transactions with joint ventures [Abstract]
Management fees received/receivable from joint venture	810	292	1,621	519
Management fees paid/payable to joint venture	203	0	203	0
Interest income received/receivable from joint venture	882	1,326	1,720	2,235
Pool arrangements [Abstract]
Revenue distributable/distributed to related corporations	$ 15,063	$ 26,297	$ 29,175	$ 49,280